NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2021
NON-CONTROLLING INTEREST
Schedule of non-controlling interest

Non-controlling interest consisted of the following:

	As of June 30, 2020
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,755,000	¥—	¥6,606,000	$934,406
Unappropriated retained earnings	3,477,493	3,616,002	(2,100,871)	(953,395)	4,039,229	571,342
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,343)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,654,129	¥(953,395)	¥10,614,526	$1,501,405

	As of June 30, 2021
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$1,030,683
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(50,000,000)	(50,000,000)	(7,742,510)
Unappropriated retained earnings	3,477,493	3,616,002	(4,106,883)	(1,442,443)	(539,034)	1,005,135	155,645
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,754)
Noncontrolling interest recognized upon business acquisiton	—	—	—	—	34,790,000	34,790,000	5,387,238
Total non-controlling interests	¥5,109,643	¥3,804,149	¥698,117	¥(1,442,443)	(15,749,034)	¥(7,579,568)	$(1,173,698)